Income Taxes - Reconciliation of Expected Income Tax Expense at Federal Statutory Rate to the Applicable Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Tax at U.S. Federal statutory tax rate	$ 1,999	$ 1,661	$ 1,442
State income and local taxes, net of U.S. federal tax benefit	446	320	266
Foreign tax effects	2	0	4
Effect of cross-border tax laws	11	6	(3)
Tax credits
Renewable energy	(378)	(230)	(119)
Other	(139)	(119)	(106)
Changes in valuation allowances	33	0	0
Nontaxable or nondeductible items
Tax-exempt income	(151)	(144)	(142)
Nondeductible legal and regulatory expenses	46	57	76
Other	32	35	34
Changes in unrecognized tax benefits	21	(65)	(52)
Other adjustments	(1)	59	7
Total income tax expense (benefit)	$ 1,921	$ 1,580	$ 1,407
Percent
Tax at U.S. Federal statutory tax rate	21.00%	21.00%	21.00%
State income and local taxes, net of U.S. federal tax benefit	4.70%	4.00%	3.90%
Foreign tax effects	0.00%	0.00%	0.10%
Effect of cross-border tax laws	0.10%	0.10%	0.00%
Tax credits
Renewable energy	(4.00%)	(2.90%)	(1.70%)
Other	(1.50%)	(1.50%)	(1.50%)
Changes in valuation allowances	0.30%	0.00%	0.00%
Nontaxable or nondeductible items
Tax-exempt income	(1.60%)	(1.80%)	(2.10%)
Nondeductible legal and regulatory expenses	0.50%	0.70%	1.10%
Other	0.30%	0.40%	0.50%
Changes in unrecognized tax benefits	0.20%	(0.80%)	(0.80%)
Other adjustments	0.00%	0.70%	0.10%
Applicable income taxes	20.20%	20.00%	20.50%